Label	Element	Value
Carillon Scout Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON SCOUT SMALL CAP FUND | 3.1. 2 0 2 1
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Scout Small Cap Fund (“Small Cap Fund” or the “fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 97 of the fund’s Prospectus and on page 52 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 97 of the fund’s Prospectus and on page 52 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for Class R-3 and Class R-5 shares through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $15.4 billion during the 12-month period ended December 31, 2020). From time to time, the fund’s portfolio may include the stocks of fewer companies than other diversified funds. The equity securities in which the fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”).The fund normally invests in a diversified portfolio of equity securities that are selected based upon the portfolio management team’s perception of their above-average potential for long-term growth of capital. The portfolio management team searches for companies that it believes are well positioned to benefit from the emergence of long-term catalysts for growth. The identified growth catalysts are long-term and secular (i.e., exhibiting relatively consistent expansion over a long period). Following the identification of well-positioned companies, the portfolio management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level and other measures which it believes influence relative stock valuations. The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management and free cash flow. The fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) (collectively, “depositary receipts”). Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the health care and information technology sectors at any given time. The fund also may hold securities of mid-capitalization companies. The fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values may increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.•Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies; •Growth stock risk is the risk of a growth company not providing an expected earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style;•Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism and geopolitical risks) and interest and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID-19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in significant disruptions to business operations, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, prolonged quarantines and stay-at-home orders, cancellations, supply chain disruptions, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken and may continue to take numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken and may continue to take steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful. Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, and a trade agreement between the United Kingdom and the European Union, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at historic lows. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change;•Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, accounting, auditing, financial reporting and recordkeeping requirements or standards; and significantlimitations on investor rights and recourse. The governments of emerging market countries may also be more unstable. There may be less publicly available information about issuers in emerging markets. When investing in emerging markets, the risks of investing in foreign securities are heightened;•Equity securities are subject to market risk. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company; Preferred stock. Preferred stocks are subject to issuer-specific risks and are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations; Convertible securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the price of the underlying stock is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price; Depositary receipts. Investing in depositary receipts entails many of the same risks as direct investment in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility; REITs. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, and are dependent upon the skills of their managers. REITs typically incur fees that are separate from those incurred by the fund, meaning the fund, as a shareholder, will indirectly bear a proportionate share of a REIT’s operating expenses; Rights and warrants. Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date; •Focused holdings risk is the risk of the fund holding a core portfolio of securities of fewer companies than other funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;•Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs and GDRs;•Market timing risk arises because certain types of securities in which the fund invests, including small-cap and foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders. Such activities can dilute the fund’s NAV, increase the fund’s expenses and interfere with the fund’s ability to execute efficient investment strategies;•Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies; •Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by similar economic or market conditions. As the fund’s portfolio changes over time, the fund’s exposure to a particular sector may become higher or lower.The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector;Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies;•Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially; and•Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market or that its price may decline. If a value investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a non-value approach to investing or have a broader investment style.
Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused holdings risk is the risk of the fund holding a core portfolio of securities of fewer companies than other funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class I shares): Return Quarter Ended Best Quarter 34.38% December 31, 2020 Worst Quarter (26.50)% March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2020):Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Carillon Scout Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Year 1	rr_ExpenseExampleYear01	$ 591
Year 3	rr_ExpenseExampleYear03	835
Year 5	rr_ExpenseExampleYear05	1,098
Year 10	rr_ExpenseExampleYear10	$ 1,850
1-yr	rr_AverageAnnualReturnYear01	28.95%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	14.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Year 1	rr_ExpenseExampleYear01	$ 298
Year 3	rr_ExpenseExampleYear03	612
Year 5	rr_ExpenseExampleYear05	1,052
Year 10	rr_ExpenseExampleYear10	$ 2,275
1-yr	rr_AverageAnnualReturnYear01	34.35%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	15.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	$ 97
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	525
Year 10	rr_ExpenseExampleYear10	$ 1,166
2011	rr_AnnualReturn2011	(4.02%)
2012	rr_AnnualReturn2012	18.35%
2013	rr_AnnualReturn2013	37.02%
2014	rr_AnnualReturn2014	5.44%
2015	rr_AnnualReturn2015	0.63%
2016	rr_AnnualReturn2016	12.51%
2017	rr_AnnualReturn2017	31.87%
2018	rr_AnnualReturn2018	(5.13%)
2019	rr_AnnualReturn2019	20.91%
2020	rr_AnnualReturn2020	35.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.50%)
1-yr	rr_AverageAnnualReturnYear01	35.69%
5-yr	rr_AverageAnnualReturnYear05	18.22%
10-yr	rr_AverageAnnualReturnYear10	14.32%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2001
Carillon Scout Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Year 1	rr_ExpenseExampleYear01	$ 127
Year 3	rr_ExpenseExampleYear03	397
Year 5	rr_ExpenseExampleYear05	686
Year 10	rr_ExpenseExampleYear10	$ 1,511
1-yr	rr_AverageAnnualReturnYear01	35.29%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Year 1	rr_ExpenseExampleYear01	$ 153
Year 3	rr_ExpenseExampleYear03	508
Year 5	rr_ExpenseExampleYear05	887
Year 10	rr_ExpenseExampleYear10	$ 1,952
1-yr	rr_AverageAnnualReturnYear01	34.92%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	15.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	$ 97
Year 3	rr_ExpenseExampleYear03	324
Year 5	rr_ExpenseExampleYear05	570
Year 10	rr_ExpenseExampleYear10	$ 1,274
1-yr	rr_AverageAnnualReturnYear01	35.72%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Year 1	rr_ExpenseExampleYear01	$ 87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	$ 1,049
1-yr	rr_AverageAnnualReturnYear01	35.83%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	32.97%
5-yr	rr_AverageAnnualReturnYear05	16.38%
10-yr	rr_AverageAnnualReturnYear10	13.01%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2001
Carillon Scout Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	22.49%
5-yr	rr_AverageAnnualReturnYear05	14.37%
10-yr	rr_AverageAnnualReturnYear10	11.68%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2001
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	34.63%
5-yr	rr_AverageAnnualReturnYear05	16.36%
10-yr	rr_AverageAnnualReturnYear10	13.48%
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Carillon has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class R-3 and Class R-5 shares exceed a percentage of that class’ average daily net assets through February 28, 2022 as follows: Class R-3 – 1.50% and Class R-5 – 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.
[3]	“Other Expenses” includes an amount of less than 0.01% paid to Carillon Tower Advisers, Inc. (“Carillon”) by the fund during the fiscal year ended October 31, 2020 that was previously waived and/or reimbursed by Carillon under a contractual fee waiver/expense reimbursement agreement for the fund’s Class Y shares. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees under the contractual fee waiver/expense reimbursement agreement is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.